Equipment and leasehold improvements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 16,213	$ 18,752
Equipment and leasehold improvements, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,990	6,230
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 11,223	$ 12,522